Property, Equipment and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and leasehold improvements
	(in thousands)
	December 31, 2022	December 31, 2021
Furniture/Fixtures	$897	$159
Computer equipment	3,640	708
Vehicles	106	106
Leasehold improvements	801	731
Subtotal	5,444	1,704
Less: Accumulated depreciation	(1,623)	(779)
Property, equipment and leasehold improvements, net	$3,821	$925